CONSOLIDATED INTERIM STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents	$ 9,484	$ 20,772
Short-term bank deposits	11,424	10,291
Trade receivables	376	357
Other receivables and prepaid expenses	3,696	2,973
Inventories	794	76
Total current assets	25,774	34,469
LONG-TERM ASSETS:
Long-term deposits and other receivables	30	28
Investment accounted for using the equity method	100	0
Right-of-use-assets	729	980
Property, plant and equipment, net	1,650	2,455
Intangible assets, net	12,685	13,169
Total long term assets	15,194	16,632
Total assets	40,968	51,101
CURRENT LIABILITIES:
Trade payables	957	1,785
Employees and payroll accruals	2,333	2,537
Lease liability	558	853
Liabilities in respect of government grants	681	388
Deferred revenues and other advances	548	362
Convertible SAFE	10,392	0
Other payables	816	1,019
Total current liabilities	16,285	6,944
LONG-TERM LIABILITIES:
Lease liability	252	285
Liabilities in respect of government grants	4,247	4,426
Deferred revenues and other advances	244	393
Convertible SAFE	0	10,368
Total non-current liabilities	4,743	15,472
SHAREHOLDERS' EQUITY:
Ordinary shares of NIS 0.2 par value: Authorized -15,000,000 ordinary shares; Issued and outstanding – 5,096,760 shares as of June 30, 2024 and 5,079,313 (*) shares as of December 31, 2023	287	286
Share premium and other capital reserve	269,648	269,353
Accumulated deficit	(266,868)	(257,586)
Equity attributable to equity holders of the Company	3,067	12,053
Non-controlling interests	16,873	16,632
Total equity	19,940	28,685
Shareholder's Equity and Liabilities	$ 40,968	$ 51,101